DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 03, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value of Derivatives
A summary of the fair value of the Company’s derivatives recorded in the Consolidated Balance Sheets at January 3, 2015 and December 28, 2013 follows (in millions):

	Balance Sheet Classification	2014	2013	Balance Sheet Classification	2014	2013
Derivatives designated as hedging instruments:
Interest Rate Contracts Cash Flow	LT other assets	—	—	LT other liabilities	$34.3	—
Interest Rate Contracts Fair Value	Other current assets	13.2	21.7	Accrued expenses	1.1	3.3
	LT other assets	—	—	LT other liabilities	19.1	139.3
Foreign Exchange Contracts Cash Flow	Other current assets	43.3	3.7	Accrued expenses	1.7	0.3
Net Investment Hedge	Other current assets	75.4	1.4	Accrued expenses	0.1	52.6
		$131.9	$26.8		$56.3	$195.5
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Other current assets	$12.3	$64.9	Accrued expenses	$92.1	$10.4
	LT other assets	—	—	LT other liabilities	—	6.4
		$12.3	$64.9		$92.1	$16.8

Detail Pre-tax Amounts Reclassified From Accumulated Other Comprehensive Income into Earnings for Active Derivative Financial Instruments
The tables below detail pre-tax amounts reclassified from Accumulated other comprehensive income (loss) into earnings for active derivative financial instruments during the periods in which the underlying hedged transactions affected earnings for the twelve months ended January 3, 2015 and December 28, 2013 (in millions):

Year-to-date 2014 (In millions)	Gain (Loss) Recorded in OCI	Classification of Gain (Loss) Reclassified from OCI to Income	Gain (Loss) Reclassified from OCI to Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion*)
Interest Rate Contracts	$(34.3)	Interest Expense	$—	$—
Foreign Exchange Contracts	$40.6	Cost of sales	$0.2	$—

Year-to-date 2013 (In millions)	Gain (Loss) Recorded in OCI	Classification of Gain (Loss) Reclassified from OCI to Income	Gain (Loss) Reclassified from OCI to Income (Effective Portion)	Gain (Loss) Recognized in Income (Ineffective Portion*)
Foreign Exchange Contracts	$5.1	Cost of sales	$(3.4)	$—

* Includes ineffective portion and amount excluded from effectiveness testing on derivatives.

Fair Value Adjustments Relating to Swaps
A summary of the fair value adjustments relating to these swaps is as follows (in millions):

	Year-to-Date 2014		Year-to-Date 2013
Income Statement Classification	Gain/(Loss) on Swaps*	Gain /(Loss) on Borrowings	Gain/(Loss) on Swaps*	Gain /(Loss) on Borrowings
Interest Expense	$123.5	$(123.9)	$(141.0)	$141.0

Details of Pre-Tax Amounts of Gains and Losses on Net Investment Hedges
The pre-tax gain or loss from fair value changes was as follows (in millions):

	Year-to-Date 2014			Year-to-Date 2013
Income Statement Classification	Amount Recorded in OCI Gain (Loss)	Effective Portion Recorded in Income Statement	Ineffective Portion* Recorded in Income Statement	Amount Recorded in OCI Gain (Loss)	Effective Portion Recorded in Income Statement	Ineffective Portion* Recorded in Income Statement
Other-net	$64.0	$—	$—	$(21.8)	$—	$—
*Includes ineffective portion and amount excluded from effectiveness testing.

Income Statement Impacts Related to Derivatives Not Designated as Hedging Instruments
The income statement impacts related to derivatives not designated as hedging instruments for 2014 and 2013 are as follows (in millions):

Derivatives Not Designated as Hedging Instruments under ASC 815	Income Statement Classification	Year-to-Date 2014 Amount of Gain (Loss) Recorded in Income on Derivative	Year-to-Date 2013 Amount of Gain (Loss) Recorded in Income on Derivative
Foreign Exchange Contracts	Other-net	$(75.1)	$39.6